BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS - Financial Information for Assets and Liabilities of Businesses Held for Sale (Details) - Held for sale, not discontinued operation - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Assets
Current receivables, inventories and contract assets	$ 495	$ 0
Non-current captive insurance investment securities	554	0
Property, plant and equipment and intangible assets - net	232	0
All other assets	94	0
Assets of businesses held for sale	1,374	0
Liabilities
Progress collections and deferred income	1,127	0
Insurance liabilities and annuity benefits	358	0
Accounts payable and all other liabilities	458	0
Liabilities of businesses held for sale	$ 1,944	$ 0